Financial Risk Management - Summary of Gearing Ratios (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Total borrowings	₩ 10,218,165	₩ 10,006,685
Less: cash and cash equivalents	(2,879,554)	(2,449,062)	₩ (3,019,592)	₩ (2,634,624)
Net debt	7,338,611	7,557,623
Total equity	18,542,575	18,412,696	₩ 16,567,161	₩ 15,551,433
Total capital	₩ 25,881,186	₩ 25,970,319
Gearing ratio	28.00%	29.00%